Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepaid Expenses And Other Current Assets
Prepaid Expenses and Other Current Assets

Note 7. Prepaid Expenses and Other Current Assets

The components of prepaid expenses and other current assets at December 31, 2022 and 2021, consisted of the following:

	December 31, 2022	December 31, 2021
Prepayment on inventory not received	$—	$225,979
Prepaid expenses	140,676	113,600
Value added tax receivable	158,200	83,602
Security deposit	16,346	7,394
Purchase deposits	—	1,507
Prepaid expenses and other current assets	$315,222	$432,082